Bank Loans	6 Months Ended
Jun. 30, 2024
Bank Loans [Abstract]
BANK LOANS
6.	BANK LOANS

(a)	Short-term bank loans

The following table presents short-term bank loans from commercial banks as of June 30, 2024 and December 31, 2023:

	As of June 30, 2024	As of December 31, 2023

Bank of China Fuzhou Jin’an Branch	$11,225	$11,295
China Merchant Bank Fuzhou Branch	10,524	10,589
Xiamen International Bank Co., Ltd. Fuzhou Branch	7,016	7,059
Haixia Bank of Fujian Fuzhou Jin’an Branch	1,403	1,412
Shanghai Pudong Development Bank Co., Ltd. Fuzhou Branch	2,105	2,118
Industrial Bank Fuzhou Branch	2,231	2,245
Haixia Bank of Fujian Fuzhou Minjiang Branch	1,403	1,412
Total	$35,907	$36,130

The movement of short-term bank loans is as follows:

	For the Six Months Ended June 30,
	2024	2023

Beginning balance	$36,130	$47,655
Additions	26,882	27,709
Repayments	(26,882)	(39,255)
Exchange rate effect	(223)	(1,248)
Total	$35,907	$34,861

Bank of China Fuzhou Jin’an Branch

On March 15, 2023, the Company entered into a short-term loan facility agreement with Bank of China Fuzhou Jin’an Branch, pursuant to which, a total facility of up to approximately $11.3 million (RMB80.0 million) was made available to the Company. The loan facility term was from March 15, 2023 to September 1, 2023. The short-term loans from this loan facility agreement are collateralized by the real estate property and the land use rights, valued at approximately $8.1 million in total, for such property located at No. 50, Sun Road, Wangting Town, Xiangcheng District, Suzhou, Jiangsu Province owned by the Company and guaranteed by Yongxu Liu, a shareholder, the CEO and Chairman of the Company. Pursuant to the loan facility agreement, the Company was required to maintain two financial covenants that: (i) its current debt ratio be no less than 0.85; and (ii) the aggregate of all debt balance be no more than approximately $56.5 million (RMB400,000,000), or 25%, of the annual revenue. The unpaid loan balances under prior loan facility agreements with the bank were transferred to this new loan facility agreement, according to the terms stated in a new loan facility agreement. During the fiscal year ended December 31, 2023, the Company drew down approximately $11.3 million (RMB80.0 million) under this loan facility agreement. During the six months ended June 30, 2024, the Company repaid approximately$11.3 million (RMB80.0 million)

On March 21, 2024, the Company entered into a loan facility agreement with Bank of China Fuzhou Jin’an Branch, pursuant to which an aggregate facility of up to approximately $11.2 million (RMB80.0 million) was made available to the Company. The loan facility term is available for the Company to draw down until July 27, 2024. The short-term loans from this loan facility agreement are collateralized by the real estate property and the land use rights, valued at approximately $7.9 million (RMB51.6 million) in total, for such property located at No. 50, Sun Road, Wangting Town, Xiangcheng District, Suzhou, Jiangsu Province owned by the Company and guaranteed by Yongxu Liu, a shareholder, the CEO and Chairman of the Company. Pursuant to the loan facility agreement, the Company must maintain two financial covenants that: (i) its liability/asset ratio shall be no more than 0.65 and current debt ratio shall be no less than 1.0; and (ii) the aggregate of all debt balance  shall be no more than approximately $56.1 million (RMB400,000,000) or 25% of the annual revenue. During the six months ended June 30, 2024, the Company drew down approximately $11.2 million (RMB80.0 million) under this loan facility agreement.

As of June 30, 2024, the Company was in compliance with the financial covenants stated in the loan facility agreement, and the loan balance under such loan facility agreement was approximately $11.2 million (RMB80.0 million), being fully withdrawn by the Company.

China Merchant Bank Fuzhou Branch

On June 5, 2023, the Company entered into a new loan facility agreement with China Merchant Bank Fuzhou Branch. Pursuant to such loan facility agreement, a total facility of up to an aggregate principal amount of approximately $10.6 million (RMB75.0 million) was made available to the Company. The loan facility available for the Company to withdraw from June 5, 2023 to June 4, 2025. The short-term loans that may be drawn under this loan facility agreement are collateralized by the real estate property and the land use rights for such property located at No. 50, Sun Road, Wangting Town, Xiangcheng District, Suzhou, Jiangsu Province, valued at approximately $1.7 million (RMB11.9 million) and $0.8 million (RMB5.8 million), respectively, owned by the Company, and are guaranteed by Yongxu Liu, a shareholder, the CEO and Chairman of the Company, and one of the VIE’s subsidiaries. The unpaid loan balance under the prior loan agreement with the bank of approximately $10.6 million (RMB75.0 million) was transferred to this new loan facility agreement according to the terms stated in the new agreement. During the fiscal year ended December 31, 2023, the Company repaid approximately$10.6 million (RMB75.0 million) and redrew approximately $10.6 million (RMB75.0 million) under this facility agreement.

During the six months ended June 30, 2024, the Company repaid approximately$10.6 million (RMB75.0 million) and redrew approximately $10.5 million (RMB75.0 million) under this facility agreement.

As of June 30, 2024, loan balance under such loan facility was approximately $10.5 million (RMB75.0 million).

Xiamen International Bank Co., Ltd. Fuzhou Branch

On August 11, 2021, the Company entered into a loan facility agreement with Xiamen International Bank Co., Ltd. Fuzhou Branch pursuant to which a total facility of up to approximately $4.3 million (RMB30.0 million) was made available to the Company as a revolving loan facility for a three-year period (From August 13, 2021 to August 13, 2024) and each advance made thereunder was required to be repaid within 12 months from the corresponding draw down date. On August 19, 2021, the Company drew down approximately $4.3 million (RMB30.0 million) of the loan at a fixed interest rate of 5.6% per annum. This short-term loan was guaranteed by Yongxu Liu, a shareholder, the CEO and Chairman of the Company, the loan was fully repaid on August 9, 2022. On August 12, 2022, the Company drew down approximately $4.3 million (RMB30.0 million) of the loan at a fixed interest rate of 5.6% per annum. On August 12, 2023, the Company fully repaid this loan. On October 27, 2023 and December 26, 2023, the Company drew down approximately $2.8 million (RMB20.0 million) and $1.4 million (RMB10.0 million) of the loan at a fixed interest rate of 3.9% per annum. On August 6, 2024, the Company repaid approximately $4.2 million (RMB30.0 million) to the bank.

On April 8, 2022, the Company entered into a loan facility agreement with Xiamen International Bank Co., Ltd. Fuzhou Branch, pursuant to which a total facility of up to approximately $3.1 million (RMB20.0 million) was made available to the Company as a revolving loan facility for a two-year period from April 8, 2022 to April 8, 2024 and each advance made thereunder was required to be repaid within 12 months from the corresponding draw down date. On April 15, 2022, the Company drew down approximately $2.9 million (RMB20.0 million) of the loan at a fixed interest rate of 5.5% per annum. This short-term loan was guaranteed by Yongxu Liu, a shareholder, the CEO and Chairman of the Company. On April 15, 2023, the Company repaid approximately $2.9 million (RMB20.0 million) to the bank. On April 17, 2023, the Company drew down approximately $2.8 million (RMB20.0 million) of the loan at a fixed interest rate of 5.5% per annum. On April 8, 2024, the Company repaid approximately $2.8 million (RMB20.0 million) to the bank.

On April 10, 2024, the Company entered into a loan facility agreement with Xiamen International Bank Co., Ltd. Fuzhou Branch to replace the above two prior agreements, pursuant to which a total facility of up to approximately $7.0 million (RMB50.0 million) was made available to the Company as a revolving loan facility for a three-year period from April 10, 2024 to April 10, 2027 at a fixed interest rate of 3.9% per annum and each advance made thereunder was required to be repaid within 12 months from the corresponding draw down date. The unpaid loan balance under the prior loan agreements of approximately $4.2 million (RMB30.0 million) was transferred to this new loan facility agreement according to the terms stated in the new agreement. The short-term loans from this facility were guaranteed by Yongxu Liu, a shareholder, the CEO and Chairman of the Company. On April 11, 2024, the Company drew down approximately $2.8 million (RMB20.0 million).

As of June 30, 2024, the loan balance under such short-term loan facility was approximately $7.0 million (RMB50.0 million).

On August 6, 2024, the Company drew down approximately $4.2 million (RMB30.0 million).

Haixia Bank of Fujian Fuzhou Jin’an Branch

On September 26, 2023, the Company entered into a short-term facility agreement with Haixia Bank of Fujian Fuzhou Jin’an Branch, pursuant to which a total facility of up to approximately $1.4 million (RMB10.0 million) was made available to the Company. The loan facility is available for the Company to withdraw from September 26, 2023 to September 26, 2024. The loan facility was guaranteed by Yongxu Liu, a shareholder, the CEO and Chairman of the Company and the VIE. In addition, the loan facility was further collateralized by 6 motor vehicles under Fuzhou Shengfeng Transportation Co., Ltd. On September 27, 2023, the Company drew down approximately $1.4 million (RMB10.0 million) of the loan at a fixed interest rate of 4.0% per annum.

As of June 30, 2024, the loan balance under such loan facility was approximately $1.4 million (RMB10.0 million).

Shanghai Pudong Development Bank Co., Ltd. Fuzhou Branch

On February 20, 2023, the Company entered into a short-term loan agreement with Shanghai Pudong Development Bank Co., Ltd. Fuzhou Branch for a principal amount of approximately $1.4 million (RMB10.0 million), at a fixed interest rate of 4.65% per annum. Such loan was guaranteed by Yongxu Liu, a shareholder, the CEO and Chairman of the Company, and Fuqing Shengfeng Logistics Co., Ltd. The loan was fully repaid on February 20, 2024.

On February 21, 2024, the Company entered into a new short-term loan agreement with Shanghai Pudong Development Bank Co., Ltd. Fuzhou Branch for a principal amount of approximately $1.4 million (RMB10.0 million) at a fixed interest rate of 4.0% per annum. Such loan was guaranteed by Yongxu Liu, a shareholder, the CEO and Chairman of the Company, and Fuqing Shengfeng Logistics Co., Ltd.

On December 27, 2023, the Company entered into a short-term loan agreement with Shanghai Pudong Development Bank Co., Ltd. Fuzhou Branch for a principal amount of approximately $0.7 million (RMB5.0 million) at a fixed interest rate of 4.0% per annum. Such loan was guaranteed by Yongxu Liu, a shareholder, the CEO and Chairman of the Company, and Fuqing Shengfeng Logistics Co., Ltd.

Industrial Bank Fuzhou Branch

On February 3, 2023, one of the VIE’s subsidiaries, Fuqing Shengfeng Logistics Co., Ltd., entered into a short-term loan facility agreement with Industrial Bank Fuzhou Huqian Sub-Branch, pursuant to which a total facility of up to approximately $0.8 million (RMB6.0 million) was made available until January 18, 2024 and advances made thereunder were required to be repaid within 12 months from the date each was drawn. Such facility wase guaranteed by Yongxu Liu, a shareholder, the CEO and Chairman of the Company, and Shengfeng Logistics. On February 7, 2023, Fuqing Shengfeng Logistics Co., Ltd. drew down approximately $0.8 million (RMB6.0 million) of the loan at a fixed interest rate of 3.7% per annum. The loan was fully repaid on January 11, 2024. On January 12, 2024, Fuqing Shengfeng Logistics Co., Ltd., drew down approximately $0.8 million (RMB6.0 million) of the loan at a fixed interest rate of 3.7% per annum.

On November 14, 2023, the Company entered into a loan facility agreement with Industrial Bank Co., Ltd. Fuzhou Branch, pursuant to which a total facility of up to approximately $1.4 million (RMB10.0 million) for a period from November 14, 2023 to November 15, 2025 was made available to the Company and each advance made thereunder was required to be repaid within 12 months from the corresponding draw down date. The short-term loans from this facility were guaranteed by Yongxu Liu, a shareholder, the CEO and Chairman of the Company. On November 20, 2023, the Company drew down approximately $1.4 million (RMB9.9 million) of loan at a fixed interest rate of 3.9% per annum for one year.

On February 29, 2024, the Company entered into a loan facility agreement with Industrial Bank Co., Ltd. Fuzhou Branch to replace the prior two prior agreements. Pursuant to such new loan facility agreement, a total facility of up to an aggregate principal amount of approximately $17.5 million (RMB125.0 million) was made available to the Company. The loan facility is available for the Company to withdraw from February 29, 2024 to January 29, 2026 and each advance made thereunder is required to be repaid within 12 months from the corresponding draw down date. The loans that may be drawn under this loan facility agreement were collateralized by the real estate property and the land use rights for such property located at Dapu village, Honglu Street, Fuqing City, Fuzhou City, Fujian Province, PRC, valued at approximately $7.9 million and $1.0 million, respectively, owned by the Company and were further guaranteed by Yongxu Liu, a shareholder and the CEO and Chairman of the Company. The unpaid loan balance under the prior loan agreements of approximately $2.2 million (RMB15.9 million) was transferred to this new loan facility agreement, according to the terms stated in the new loan facility agreement.

As of June 30, 2024, the loan balance and commercial acceptance notes payable (Note 5) under such credit line was approximately $2.2 million (RMB15.9 million) and $8.4 million (RMB60.0 million), respectively, and the remaining credit line balance available was approximately $6.9 million (RMB49.0 million).

Haixia Bank of Fujian Fuzhou Minjiang Branch

On December 25, 2023, the Company entered into a short-term facility agreement with Haixia Bank of Fujian Fuzhou Minjiang Branch, pursuant to which a total facility of up to approximately $1.4 million (RMB10.0 million) was made available to the Company. The loan facility is available for the Company to withdraw from December 25, 2023 to December 25, 2024 and each advance made thereunder is required to be repaid within 12 months from the corresponding draw down date. The loan facility was guaranteed by Yongxu Liu, a shareholder, the CEO and Chairman of the Company. On December 25, 2023, the Company drew down approximately $1.4 million (RMB10.0 million) of the loan at a fixed interest rate of 3.8% per annum for one year period.

As of June 30, 2024, the loan balance under such loan facility was approximately $1.4 million (RMB10.0 million).

Fujian Fuzhou Rural Commercial Bank Co., Ltd. Yuefeng Branch

On August 27, 2024, the Company entered into a short-term loan agreement with Fujian Fuzhou Rural Commercial Bank Co., Ltd. Yuefeng Branch for a principal amount of $1.4 million (RMB10.0 million) at a fixed interest rate of 3.75% per annum. Such loan was guaranteed by Yongxu Liu, a shareholder, the CEO and Chairman of the Company, and Fujian Yunlian Shengfeng Industrial Co. Ltd.

(b)	Long-term bank loans

The following table presents long-term bank loans from commercial banks as of June 30, 2024 and December 31, 2023:

	As of June 30, 2024	As of December 31, 2023

Bank of China Ningde Branch	$9,160	$-
Long-term bank loans	$9,160	$-

Bank of China Ningde Branch

On December 7, 2023, one of the VIE’s subsidiaries, Ningde Shengfeng Logistics Co. Ltd. entered into a long-term credit line agreement with Bank of China Ningde Branch to support the construction capital for Ningde Smart Logistics Center, pursuant to which a total facility of up to approximately $22.6 million (RMB160.0 million) at a floating rate of interest, which interest rate shall be determined at the time funds are advanced, for 10 years was made available to Ningde Shengfeng Logistics Co. Ltd. This loan was collateralized by the land use rights located at Jinwan Road, Jiaocheng District, Ningde, Fujian Province amounted to approximately $6.0 million, and guaranteed by Shengfeng VIE, Fuzhou Puhui Technology Co., Ltd, a non-controlling shareholder of Ningde Shengfeng Logistics Co. Ltd., Lingjiao Miao, the controlling shareholder of Fuzhou Puhui Technology Co., Ltd, and Lingjiao Miao’s spouse. No funds were drawn down from such credit line as of December 31, 2023. During the six months ended June 30, 2024, approximately $9.2 million (RMB65.3 million) was drawn under this credit line agreement.

As of June 30, 2024, the loan balance under such loan facility was approximately $9.2 million (RMB65.3 million).

Subsequent to June 30, 2024, the Company further drew down approximately $3.8 million (RMB27.2 million).

For the six months ended June 30, 2024 and 2023, the capitalized interest for the above bank loans was approximately $0.05 million and $nil, respectively. For the six months ended June 30, 2024 and 2023, the interest expense for the above bank loans was approximately $0.6 million and $0.8 million, respectively. The bank loans outstanding as of June 30, 2024 and December 31, 2023 carried a weighted average interest rate of approximately 3.49% and 4.08% per annum, respectively.

As of June 30, 2024, the Company had an aggregate credit line of approximately $71.6 million (RMB510 million) and approximately $51.5 million (RMB366.8 million) was used.

The repayment schedule for the bank loans is as follows:

Twelve months ending June 30,	Repayment
2025	$35,907
2026	229
2027	687
2028	1,030
2029	1,145
Thereafter	6,069
Total	$45,067